As filed with the U.S. Securities and Exchange Commission on July 10, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

April 30, 2023

Cboe Vest 10 Year Interest Rate Hedge ETF

Ticker: RYSE

Cboe Vest 10 Year Interest Rate Hedge ETF

Cboe Vest 10 Year Interest Rate Hedge ETF

Letter to Shareholders
(Unaudited)

This discussion is for the Cboe Vest 10 - Year Interest Rate Hedge ETF (the “Fund”) for the period from fund inception (February 2, 2023) through April 30, 2023 (the “current fiscal period”). The Fund seeks to provide a hedge against, and generate capital appreciation from, rising 10-year interest rates.

The Fund is an actively managed exchange-traded fund (“ETF”) whose portfolio is constructed with the aim of delivering positive returns, before any fees and expenses, when the 10-year interest rate (the “10-Year Rate”) rises. The Fund is expected to experience losses when the 10-Year Rate falls. The 10-Year Rate is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities compounded over a period of 10 years. To achieve its investment objective of hedging against increases in the 10-Year Rate, the Fund invests in various derivatives (including futures, options, interest rate swaps, and swaptions). The Fund may take long positions in interest rate swaps to seek to benefit from rising interest rates. The Fund may also invest in ETFs that invest in U.S. Treasury bills or option contracts linked to ETFs that primarily invest in U.S. Treasury securities to implement the Fund’s hedging strategy. The Fund invests in U.S. Treasury bills as collateral for the Fund’s derivatives transactions.

During the current fiscal period, the Fund generally held a portfolio of swaptions on the 10-Year Rate and Treasury Bills.

Fund Performance

For the current fiscal period, the Fund’s net asset value (“NAV”) performance was 3.59%. This fund performance can be attributed to the following factors:

1.	Performance attributed to the Swaption Contracts: The impact of the Swaption holdings was approximately 2.64% during the Period.

2.	Performance attributed to the Treasury Bills: The impact of the Treasury Bill holdings was approximately 1.15% during the Period.

3.	Expense Ratio: The impact of the annualized expense ratio of 0.85%, prorated for the current fiscal period, was approximately -0.20%.

Using market prices for the Fund, the Fund’s performance for the current fiscal period was 3.50%. For comparison purposes, the performance for the current fiscal period for the S&P 500® Index and the ICE U.S. Treasury 20+ Year Bond Total Return Index were 0.17% and -1.21%, respectively.

Cboe Vest 10 Year Interest Rate Hedge ETF

Letter to Shareholders
(Unaudited) (Continued)

Must be preceded or accompanied by a prospectus.

Investments involve risk. Principal loss is possible. The Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. To the extent the Fund invests more heavily in particular sectors of the economy, the Fund’s performance may be more sensitive to developments that significantly affect those sectors. The Fund is non-diversified and may concentrate its assets in fewer holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility. The Fund’s emphasis on dividend-paying stocks could fall out of favor, or companies could reduce or eliminate dividends. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. Writing call options are speculative activities and entail greater-than-ordinary investment risks. The Fund’s use of derivatives, such as call options, can lead to losses because of adverse movements in the price or value of the underlying stock, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying stock is above the strike price by an amount equal to or greater than the premium. The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying stock(s). The Fund may “turn over” some or all of its covered calls as frequently as weekly, and higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. The Fund’s covered call strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income and to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy.

The Index and the methodology used to calculate the Index are the property of Cboe Global Markets, Inc. (“Cboe”). Cboe Vest, LLC, a subsidiary of Cboe owns a minority stake in Cboe Vest Group Inc., which owns the Adviser. Among other things, the methodology involves the S&P 500® Index. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”), a division of S&P Global; Cboe® is a registered trademark of Cboe. The Index, S&P, and Cboe trademarks have been licensed for use by the Adviser, including for use by the Fund. The Fund is not sponsored, endorsed, sold,

Cboe Vest 10 Year Interest Rate Hedge ETF

Letter to Shareholders
(Unaudited) (Continued)

or promoted by Cboe and/or its affiliates, other than the Adviser (together without the Adviser, the “Cboe Group”), or S&P and/or its affiliates (together, the “S&P Group”). While the Fund may be listed on an exchange that is an affiliate of Cboe, neither the Cboe Group nor the S&P Group make any representation regarding the advisability of investing in the Fund. Neither the Cboe Group nor the S&P Group guarantees the adequacy, accuracy, timeliness, and/or completeness of the Index, S&P 500® Index, or any methodology or data related thereto, and neither the Cboe Group nor the S&P Group shall have any liability for any errors, omissions, or interruptions therein.

Distributed by Quasar Distributors, LLC.

Cboe Vest 10 Year Interest Rate Hedge ETF

Portfolio Allocation
As of April 30, 2023 (Unaudited)

Security Type	Percentage of Net Assets
Short-Term Investments	110.9%
Purchased Options	0.4
Liabilities in Excess of Other Assets	(11.3)
Total	100.0%

Cboe Vest 10 Year Interest Rate Hedge ETF

Schedule of Investments
April 30, 2023 (Unaudited)

Notional Amount	Security Description			Value
	PURCHASED OPTIONS — 0.4%
	Interest Rate Swaptions — 0.4%
	10-Year Interest Rate Swap, 12-Month USD-SOFR, Receive Fixed Rate
$10,772,777	Expiration: 06/30/2023; Exercise Rate: 2.466%			$17,312
	TOTAL PURCHASED OPTIONS (Cost $50,000)			17,312
Par		Effective Yield	Maturity
	SHORT-TERM INVESTMENTS — 110.9%
	U.S. Treasury Bills — 110.2%
5,022,000	United States Treasury Bill (a)(c)	4.77%	06/29/2023	4,981,784

Shares
	Money Market Funds — 0.7%
31,682	First American Treasury Obligations Fund - Class X 4.76% (b)			31,682
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,015,398)			5,013,466

	TOTAL INVESTMENTS — 111.3% (Cost $5,065,398)			5,030,778
	Liabilities in Excess of Other Assets — (11.3%)			(510,539)
	NET ASSETS — 100.0%			$4,520,239

Percentages are stated as a percent of net assets.
SOFR	Secured Overnight Financing Rate
(a)	Zero coupon bond.
(b)	Rate shown is the annualized seven-day yield as of April 30, 2023.
(c)	All or a portion of this security is held as collateral for the written options as of April 30, 2023. The total value of the security held as collateral amounted to $793,594 or 17.6% of net assets.

The accompanying notes are an integral part of these financial statements.

Cboe Vest 10 Year Interest Rate Hedge ETF

Schedule of Written Options
April 30, 2023 (Unaudited)

Notional Amount	Security Description	Value
	WRITTEN OPTIONS — (11.3)%
	Interest Rate Swaptions — (11.3)%
	10-Year Interest Rate Swap, 12-Month USD-SOFR, Receive Fixed Rate
$ (10,772,777)	Expiration: 06/30/2023; Exercise Rate: 3.716%	$(510,317)
	TOTAL WRITTEN OPTIONS (Premiums Received $541,500)	$(510,317)

Percentages are stated as a percent of net assets.
SOFR	Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

Cboe Vest 10 Year Interest Rate Hedge ETF

Statement of Assets and Liabilities
April 30, 2023 (Unaudited)

ASSETS
Investments in securities, at value(a)	$5,030,778
Restricted cash	1,610
Interest receivable	974
Total assets	5,033,362

LIABILITIES
Written options, at value(a)	510,317
Management fees payable	2,806
Total liabilities	513,123

NET ASSETS	$4,520,239

Net Assets Consist of:
Paid-in capital	$4,557,972
Total distributable earnings (accumulated deficit)	(37,733)
Net assets	$4,520,239

Net Asset Value:
Net assets	$4,520,239
Shares outstanding(b)	175,000
Net asset value, offering and redemption price per share	$25.83

(a)	Identified Cost:
	Investments in securities	$5,065,398
	Written options	(541,500)
(b)	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Cboe Vest 10 Year Interest Rate Hedge ETF

Statement of Operations
For the Period Ended April 30, 2023(1) (Unaudited)

INCOME
Interest	$28,277
Total income	28,277

EXPENSES
Management fees	4,824
Total expenses	4,824
Net investment income (loss)	23,453

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(6,534)
Written options	(42,999)
Change in unrealized appreciation (depreciation) on:
Investments	(34,620)
Written options	31,183
Net realized and unrealized gain (loss) on investments	(52,970)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(29,517)

(1)	The Fund commenced operations on February 2, 2023. The information presented is for the period from February 2, 2023 to April 30, 2023.

The accompanying notes are an integral part of these financial statements.

Cboe Vest 10 Year Interest Rate Hedge ETF

Statement of Changes in Net Assets

Period Ended April 30, 2023(1) (Unaudited)
OPERATIONS
Net investment income (loss)	$23,453
Net realized gain (loss) on investments written options	(49,533)
Change in unrealized appreciation (depreciation) on investments and written options	(3,437)
Net increase (decrease) in net assets resulting from operations	(29,517)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(8,216)
Total distributions to shareholders	(8,216)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	4,557,863
Payments for shares redeemed	—
Transaction fees (Note 8)	109
Net increase (decrease) in net assets derived from capital share transactions (a)	4,557,972
Net increase (decrease) in net assets	4,520,239

NET ASSETS
Beginning of period	$—
End of period	$4,520,239

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	175,000
Shares redeemed	—
Net increase (decrease)	175,000

(1)	The Fund commenced operations on February 2, 2023. The information presented is for the period from February 2, 2023 to April 30, 2023.

The accompanying notes are an integral part of these financial statements.

Cboe Vest 10 Year Interest Rate Hedge ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended April 30, 2023(1) (Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.26
Net realized and unrealized gain (loss) on investments (7)	0.64
Total from investment operations	0.90

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.07)
Total distributions to shareholders	(0.07)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.00	(5)

Net asset value, end of period	$25.83

Total return	3.59	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$4,520

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.85	%(4)
Net investment income (loss) to average net assets	4.13	%(4)
Portfolio turnover rate (6)	0	%(3)

(1)	The Fund commenced operations on February 2, 2023.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Represents less than $0.005 per share.
(6)	Excludes the impact of in-kind transactions.
(7)

Net Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Cboe Vest 10 Year Interest Rate Hedge ETF

Notes to Financial Statements

April 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

Cboe Vest 10 Year Interest Rate Hedge ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to provide a hedge against, and generate capital appreciation from, rising 10-year interest rates. The Fund commenced operations on February 2, 2023.

The end of the reporting period for the Fund is April 30, 2023. The period covered by these Notes to Financial Statements is the period from February 2, 2023 (Fund inception date) to April 30, 2023 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global MarketTM, Nasdaq Global Select MarketTM, and the Nasdaq Capital Market ExchangeTM (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Cboe Vest 10 Year Interest Rate Hedge ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

Swap contracts, such as credit default swaps, total return swaps, interest rate swaps, currency swaps and swaptions, are priced by an approved independent pricing service. The independent pricing service includes observable market data inputs in an evaluated valuation methodology.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Cboe Vest 10 Year Interest Rate Hedge ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$17,312	$—	$17,312
Short-Term Investments	31,682	4,981,784	—	5,013,466
Total Investments in Securities	$31,682	$4,999,096	$—	$5,030,778

^	See Schedule of Investments for further disaggregation of investment categories.

Liabilities (a)	Level 1	Level 2	Level 3	Total
Written Options	$—	$(510,317)	$—	$(510,317)

(a)	See Schedule of Written Options for further disaggregation of investment categories.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

Cboe Vest 10 Year Interest Rate Hedge ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

The Fund recognizes the tax benefits of uncertain tax provisions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these

Cboe Vest 10 Year Interest Rate Hedge ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

Interest rate swaps are contracts where one party “swaps” one type of cash flow for a different type of cash flow. The Fund will generally enter into interest rate swaps that exchange fixed-rate payments for floating-rate payments, with interest paid at fixed intervals (e.g., quarterly or semi-annually) or on the expiration date. The Fund will primarily utilize interest rate swaps tied to the 10-Year Rate that are intended to increase in value when the actual or expected 10-Year Rate exceeds the fixed rate referenced in those swaps. Interest rate swaps are derivative instruments that trade over the counter, which means they trade in a broker-dealer network, as opposed to on a centralized exchange.

Interest rate swaptions are options that give a party the right, but not the obligation, to enter into an interest rate swap at some designated future time on specified terms. An interest rate payer swaption is a swaption where the Fund has the right, but not the obligation, to enter into a swap where the Fund pays a fixed interest rate and receives a floating interest rate. An interest rate receiver swaption is a swaption where the Fund has the right, but not the obligation, to enter into a swap where the Fund receives a fixed interest rate and pays a floating interest rate.

The effect of derivative instruments on the Statement of Assets and Liabilities for the current fiscal period, is as follows:

	Asset Derivatives
Derivatives Investment Type	Statement of Assets and Liabilities Location	Value
Purchased Options – Interest Rate Swaptions	Investments in securities, at value	$17,312

Cboe Vest 10 Year Interest Rate Hedge ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

	Liability Derivatives
Derivatives Investment Type	Statement of Assets and Liabilities Location	Value
Written Options – Interest Rate Swaptions	Written options, at value	$(510,317)

The effect of derivative instruments on the Statement of Operations for the current fiscal period was as follows:

Derivatives Not Accounted For as Hedging Instruments	Net Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)
Purchased Options - Interest Rate Swaptions	$(6,510	)*	$(32,688	)**
Written Options - Interest Rate Swaptions	$(42,999)		$31,183

*	Included in net realized gain (loss) on investments as reported on the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on investments as reported in the Statements of Operations.

The average monthly market values of outstanding purchased and written options during the current fiscal period were as follows:

Purchased Options	Written Options
$17,446	$(313,930)

OFFSETTING ASSETS AND LIABILITIES

During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis.

Cboe Vest 10 Year Interest Rate Hedge ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

The following table provides a summary of offsetting financial assets and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of the end of the current fiscal period.

				Gross Amount not offset in the Statement of Assets and Liabilities
Description / Counterparty	Gross Amount of Recognized Assets/ Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received/ Pledged	Net Amount
Assets
Interest Rate Swaptions
Goldman Sachs	$17,312	$—	$17,312	$(17,312)	$—	$—
Liabilities
Interest Rate Swaptions
Goldman Sachs	510,317	—	510,317	(17,312)	493,005	—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

NOTE 5 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

CBOE Vest Financial LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily net assets.

Cboe Vest 10 Year Interest Rate Hedge ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, there were no purchases and sales of securities by the Fund, excluding short-term securities, derivatives, and in-kind transactions.

During the current fiscal period, there were no purchases or sales of long-term U.S. Government securities by the Fund. The Fund held U.S. Treasury Bills during the current fiscal period which are considered short-term securities.

During the current fiscal period, there were no in-kind transactions associated with creations and redemptions.

NOTE 7 – INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. Since the Fund did not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

The tax character of distributions paid by the Fund during the current fiscal period is estimated to be $8,216 of ordinary income.

NOTE 8 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in

Cboe Vest 10 Year Interest Rate Hedge ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation and redemption transaction fee for the Fund is $300 payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 9 – PRINCIPAL RISKS

Swaptions Risk. A swaption is an option contract that gives the holder the right (but not the obligation) to enter into a swap at a predetermined rate at expiration in exchange for a premium payment. Swaptions enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of swaptions can be volatile, and a small investment in swaptions can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing swaptions. Additionally, the value of the option may be lost if the Fund fails to exercise such option at or prior to its expiration. When the Fund writes (sells) a swaption, there is a risk that the option will be exercised by the purchaser when the market value of the underlying interest rate swap changes unfavorably with respect to the Fund. The Fund’s loss may exceed the option premium received by the Fund.

Cboe Vest 10 Year Interest Rate Hedge ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

Counterparty Risk. The risk of loss to the Fund for derivative transactions (such as interest rate swaps or swaptions) that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a derivative instrument involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the transaction will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective.

Cboe Vest 10 Year Interest Rate Hedge ETF

Expense Example

For the Period Ended April 30, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Cboe Vest 10 Year Interest Rate Hedge ETF

Expense Example

For the Period Ended April 30, 2023 (Unaudited) (Continued)

Cboe Vest 10 Year Interest Rate Hedge ETF

	Beginning Account Value February 2, 2023(1)	Ending Account Value April 30, 2023	Expenses Paid During the Period
Actual	$ 1,000.00	$ 1,035.90	$ 2.09(2)
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,020.58	$ 4.26(3)

(1)	Fund commencement.
(2)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.85%, multiplied by the average account value during the current fiscal period, multiplied by 88/365, to reflect the current fiscal period.

(3)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.85%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Cboe Vest 10 Year Interest Rate Hedge ETF

Approval of Advisory Agreement & Board Considerations
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 26, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Cboe VestSM Financial LLC (the “Adviser”) and the Trust, on behalf of Cboe Vest 10 Year Interest Rate Hedge ETF (the “Fund”), for an initial two-year term.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by the Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser or its affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s proposed management fee and expenses to those of relevant peer groups (the “Barrington Report”); (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; (v) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to its role as investment adviser to other series in the Trust. The Board considered that information alongside the Materials in its consideration of whether the Agreement should be approved. Additionally, representatives from the Adviser provided an oral overview of the Fund’s strategy, the services to be provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated on the approval of the Agreement in light of this information.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as

Cboe Vest 10 Year Interest Rate Hedge ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONs
(Unaudited) (Continued)

the investment adviser to other series of the Trust. The Board noted that it had also previously received copies of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Fund.

The Board also considered the services to be provided to the Fund, including the day-to-day management of the Fund’s portfolio, monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which the Fund achieves its investment objective as an actively managed fund. In particular, the Board considered the Adviser’s proposed services in light of the Fund’s unique strategy to invest in various derivatives to hedge against a rise in the 10-year interest rate while also using long and/or short positions in interest rate payer or receiver swaptions to limit losses and gains.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Fund is actively managed. Consequently, with respect to the Fund’s future performance, the Board will focus on the Adviser’s services, including its day-to-day management of the Fund.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the Fund’s proposed net expense ratio, the full amount of which was anticipated to be the “unified fee” (described below), and compared the Fund’s net expense ratio to its Peer Group and Selected Peer Group (each defined below). The Board noted that the Fund’s proposed net expense ratio was within the higher range of net expense ratios of funds selected by Barrington Partners as most comparable (the “Peer Group”). The Board also considered that the Peer Group included multiple bond ETFs that may use derivatives as part of their principal investment strategy but, unlike the Fund, do not hedge against rising interest rates.

Additionally, the Board noted that the Fund’s proposed net expense ratio was within the higher range of net expense ratios for a group of the Fund’s most direct competitors, as selected by the Adviser (the “Selected Peer Group”). The Board considered that the funds included in the Selected Peer Group were described by the Adviser as ETFs that seek to benefit from rising long-term interest rates. The Board further noted, however, that although the funds in the Selected Peer Group offer a general hedge against rising interest rates, the Fund’s hedging strategy provides greater specificity with respect to its expected returns to investors, including expected caps and floors related to returns and losses, respectively.

Cboe Vest 10 Year Interest Rate Hedge ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONs
(Unaudited) (Continued)

The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of the Adviser’s own fee and resources.

The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and, consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.

The Board considered the Fund’s expenses and the structure of the Fund’s advisory fee with respect to potential economies of scale. The Board noted that the Fund’s fee structure did not contain any breakpoint reductions as the Fund’s assets grow but considered that the Fund’s fee structure is a unified fee. The Board concluded that the current fee structure reflects a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Cboe Vest 10 Year Interest Rate Hedge ETF

Information About Portfolio Holdings

(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at
(800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Fund’s website at https://www.cboevest.com/etfs/RYSE-10-year-interest-rate-hedge-etf. The Fund’s portfolio holdings are posted on its website at https://www.cboevest.com/etfs/RYSE-10-year-interest-rate-hedge-etf daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://www.cboevest.com/etfs/RYSE-10-year-interest-rate-hedge-etf.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 will be available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Fund’s Trustees
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://www.cboevest.com/etfs/RYSE-10-year-interest-rate-hedge-etf.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://www.cboevest.com/etfs/RYSE-10-year-interest-rate-hedge-etf.

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Adviser

Cboe VestSM Financial LLC
8350 Broad Street, Suite 240
McLean, Virginia 22102

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

Cboe Vest 10 Year Interest Rate Hedge ETF

Symbol – RYSE
CUSIP – 26922B659

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	July 7, 2023

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	July 7, 2023

* Print the name and title of each signing officer under his or her signature.